Operating Leases - Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Cash paid for amounts included in the measurement of lease liabilities	$ 4,521	$ 3,820	$ 4,134
Right-of-use assets obtained in exchange for operating lease liabilities	$ 4,797	$ 1,069	$ 2,727